Quarterly Holdings Report
for
Fidelity® Large Cap Stock Fund
January 31, 2024
LCS-NPRT3-0324
1.813034.119
Common Stocks - 95.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	123,252	4,742
Verizon Communications, Inc.	143,674	6,085
		10,827
Entertainment - 0.9%
The Walt Disney Co.	159,929	15,361
Universal Music Group NV	598,963	17,656
		33,017
Interactive Media & Services - 6.5%
Alphabet, Inc.:
Class A (b)	454,080	63,617
Class C (b)	414,441	58,768
Match Group, Inc. (b)	261,640	10,042
Meta Platforms, Inc. Class A	206,579	80,595
Snap, Inc. Class A (b)	822,128	13,064
		226,086
Media - 2.4%
Charter Communications, Inc. Class A (b)	5,699	2,113
Comcast Corp. Class A	1,459,090	67,906
Interpublic Group of Companies, Inc.	381,584	12,588
		82,607
TOTAL COMMUNICATION SERVICES		352,537
CONSUMER DISCRETIONARY - 3.8%
Automobile Components - 0.1%
BorgWarner, Inc.	133,018	4,509
Automobiles - 0.2%
General Motors Co.	64,694	2,510
Rivian Automotive, Inc. (b)	183,800	2,814
		5,324
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	29,344	4,554
Hotels, Restaurants & Leisure - 2.0%
Amadeus IT Holding SA Class A	83,033	5,838
Booking Holdings, Inc. (b)	11,401	39,989
Expedia, Inc. (b)	52,940	7,853
Marriott International, Inc. Class A	48,528	11,634
Starbucks Corp.	50,383	4,687
		70,001
Household Durables - 0.3%
Mohawk Industries, Inc. (b)	63,528	6,623
Sony Group Corp. sponsored ADR	36,463	3,564
Whirlpool Corp.	12,974	1,421
		11,608
Specialty Retail - 1.0%
JD Sports Fashion PLC	1,435,900	2,130
Lowe's Companies, Inc.	132,110	28,118
RH (b)	9,700	2,459
		32,707
Textiles, Apparel & Luxury Goods - 0.1%
Compagnie Financiere Richemont SA Series A	10,300	1,530
NIKE, Inc. Class B	25,790	2,618
		4,148
TOTAL CONSUMER DISCRETIONARY		132,851
CONSUMER STAPLES - 5.2%
Beverages - 1.5%
Diageo PLC sponsored ADR (c)	82,659	11,930
Keurig Dr. Pepper, Inc.	405,499	12,749
The Coca-Cola Co.	450,858	26,822
		51,501
Consumer Staples Distribution & Retail - 1.6%
Performance Food Group Co. (b)	106,714	7,756
Sysco Corp.	234,192	18,953
Target Corp.	77,992	10,847
U.S. Foods Holding Corp. (b)	132,465	6,095
Walmart, Inc.	80,957	13,378
		57,029
Household Products - 0.0%
Procter & Gamble Co.	1,799	283
Personal Care Products - 1.5%
Estee Lauder Companies, Inc. Class A	62,800	8,289
Haleon PLC ADR (c)	2,439,637	20,005
Kenvue, Inc.	1,088,116	22,589
		50,883
Tobacco - 0.6%
Altria Group, Inc.	472,361	18,951
Philip Morris International, Inc.	29,900	2,716
		21,667
TOTAL CONSUMER STAPLES		181,363
ENERGY - 9.6%
Energy Equipment & Services - 0.1%
Tidewater, Inc. (b)	49,600	3,333
Oil, Gas & Consumable Fuels - 9.5%
Exxon Mobil Corp.	1,994,878	205,093
Hess Corp.	288,455	40,537
Imperial Oil Ltd.	519,188	29,948
Kosmos Energy Ltd. (b)	2,474,718	14,997
MEG Energy Corp. (b)	588,100	11,119
Pioneer Natural Resources Co.	34,600	7,952
Shell PLC ADR	343,100	21,584
		331,230
TOTAL ENERGY		334,563
FINANCIALS - 17.1%
Banks - 11.8%
Bank of America Corp.	2,704,595	91,983
JPMorgan Chase & Co.	226,958	39,572
M&T Bank Corp.	76,284	10,535
PNC Financial Services Group, Inc.	238,705	36,095
Truist Financial Corp.	273,986	10,154
U.S. Bancorp	640,694	26,614
Wells Fargo & Co.	3,969,298	199,179
		414,132
Capital Markets - 2.0%
3i Group PLC	23,200	726
Charles Schwab Corp.	33,598	2,114
CME Group, Inc.	3,999	823
KKR & Co. LP	290,678	25,167
Moody's Corp.	3,700	1,451
Morgan Stanley	108,562	9,471
Northern Trust Corp.	307,378	24,480
Raymond James Financial, Inc.	39,933	4,400
State Street Corp.	14,055	1,038
		69,670
Financial Services - 3.0%
Acacia Research Corp. (b)(d)	24,000	94
Edenred SA	186,191	11,151
Fidelity National Information Services, Inc.	122,999	7,658
Global Payments, Inc.	24,750	3,297
MasterCard, Inc. Class A	29,713	13,348
PayPal Holdings, Inc. (b)	80,644	4,948
Visa, Inc. Class A	240,648	65,759
		106,255
Insurance - 0.3%
Arthur J. Gallagher & Co.	7,400	1,718
Chubb Ltd.	30,106	7,376
		9,094
TOTAL FINANCIALS		599,151
HEALTH CARE - 11.8%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	33,046	5,714
Argenx SE ADR (b)	5,390	2,051
Insmed, Inc. (b)	135,222	3,759
Vaxcyte, Inc. (b)	93,485	6,677
Verve Therapeutics, Inc. (b)(c)	48,505	525
		18,726
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	19,765	2,236
Becton, Dickinson & Co.	31,284	7,471
Boston Scientific Corp. (b)	817,429	51,711
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	145,946	3,084
		64,502
Health Care Providers & Services - 5.5%
Cardinal Health, Inc.	198,168	21,638
Centene Corp. (b)	25,216	1,899
Cigna Group	141,469	42,575
CVS Health Corp.	196,107	14,584
Guardant Health, Inc. (b)	63,633	1,395
Humana, Inc.	27,865	10,535
McKesson Corp.	70,643	35,314
UnitedHealth Group, Inc.	126,133	64,547
		192,487
Life Sciences Tools & Services - 0.5%
Danaher Corp.	58,734	14,091
Thermo Fisher Scientific, Inc.	2,800	1,509
		15,600
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	759,906	37,137
Eli Lilly & Co.	43,997	28,405
GSK PLC sponsored ADR	584,701	23,061
Johnson & Johnson	147,780	23,482
Sanofi SA sponsored ADR	34,498	1,721
UCB SA	82,100	7,746
		121,552
TOTAL HEALTH CARE		412,867
INDUSTRIALS - 14.7%
Aerospace & Defense - 3.7%
Airbus Group NV	129,887	20,689
General Dynamics Corp.	38,892	10,306
Huntington Ingalls Industries, Inc.	27,622	7,152
Safran SA	25,027	4,673
Textron, Inc.	33,396	2,829
The Boeing Co. (b)	402,533	84,951
		130,600
Air Freight & Logistics - 1.4%
FedEx Corp.	60,076	14,496
United Parcel Service, Inc. Class B	230,587	32,720
		47,216
Building Products - 0.1%
Johnson Controls International PLC	42,160	2,221
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	240,349	3,117
Veralto Corp.	21,144	1,622
		4,739
Electrical Equipment - 1.6%
Acuity Brands, Inc.	43,758	10,421
Hubbell, Inc. Class B	33,645	11,290
Regal Rexnord Corp.	60,275	8,044
Vertiv Holdings Co.	431,745	24,320
		54,075
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	230,419	13,221
Industrial Conglomerates - 6.2%
3M Co.	25,955	2,449
General Electric Co.	1,626,371	215,364
		217,813
Machinery - 0.8%
Chart Industries, Inc. (b)(c)	33,595	3,921
Cummins, Inc.	20,243	4,844
Fortive Corp.	87,720	6,858
Nordson Corp.	5,500	1,384
Otis Worldwide Corp.	56,260	4,976
Stanley Black & Decker, Inc.	30,817	2,875
Westinghouse Air Brake Tech Co.	24,572	3,233
		28,091
Passenger Airlines - 0.1%
Copa Holdings SA Class A	9,271	891
Ryanair Holdings PLC sponsored ADR (b)	27,911	3,729
		4,620
Professional Services - 0.2%
Equifax, Inc.	12,265	2,997
Genpact Ltd.	108,286	3,887
Paycom Software, Inc.	8,600	1,636
		8,520
Trading Companies & Distributors - 0.1%
Beijer Ref AB (B Shares) (c)	133,602	1,833
TOTAL INDUSTRIALS		512,949
INFORMATION TECHNOLOGY - 19.2%
IT Services - 0.4%
EPAM Systems, Inc. (b)	8,700	2,420
IBM Corp.	35,095	6,446
Snowflake, Inc. (b)	1,894	371
Twilio, Inc. Class A (b)	66,013	4,643
		13,880
Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	36,285	6,980
Applied Materials, Inc.	66,946	10,999
Broadcom, Inc.	11,200	13,216
Lam Research Corp.	12,266	10,122
Marvell Technology, Inc.	381,128	25,802
NVIDIA Corp.	104,784	64,470
Qualcomm, Inc.	69,124	10,266
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	105,784	11,949
Teradyne, Inc.	22,000	2,125
		155,929
Software - 11.4%
Adobe, Inc. (b)	54,647	33,760
Autodesk, Inc. (b)	36,420	9,244
DoubleVerify Holdings, Inc. (b)	46,951	1,879
Elastic NV (b)	81,118	9,496
Intuit, Inc.	18,296	11,551
Microsoft Corp.	670,693	266,652
Oracle Corp.	160,000	17,872
PTC, Inc. (b)	27,510	4,970
Sage Group PLC	248,100	3,704
Salesforce, Inc. (b)	13,466	3,785
SAP SE sponsored ADR (c)	196,878	34,080
Workday, Inc. Class A (b)	9,271	2,699
		399,692
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	527,718	97,311
Samsung Electronics Co. Ltd.	65,110	3,538
		100,849
TOTAL INFORMATION TECHNOLOGY		670,350
MATERIALS - 1.9%
Chemicals - 0.3%
Air Products & Chemicals, Inc.	2,500	639
DuPont de Nemours, Inc.	152,343	9,415
Sherwin-Williams Co.	5,799	1,765
		11,819
Metals & Mining - 1.6%
First Quantum Minerals Ltd.	2,060,366	18,696
Freeport-McMoRan, Inc.	699,435	27,761
Ivanhoe Mines Ltd. (b)	831,800	8,730
		55,187
TOTAL MATERIALS		67,006
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	41,847	8,187
Crown Castle, Inc.	120,593	13,054
Equinix, Inc.	1,121	930
Simon Property Group, Inc.	106,709	14,791
		36,962
UTILITIES - 1.0%
Electric Utilities - 1.0%
Duke Energy Corp.	7,000	671
Entergy Corp.	26,415	2,635
PG&E Corp.	147,871	2,495
Southern Co.	397,386	27,626
		33,427
Multi-Utilities - 0.0%
Sempra	14,482	1,036
TOTAL UTILITIES		34,463
TOTAL COMMON STOCKS (Cost $2,068,398)		3,335,062

Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	3,600	117

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	320,890	5,908

TOTAL PREFERRED STOCKS (Cost $3,881)		6,025

Money Market Funds - 5.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (f)	145,818,186	145,847
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	49,145,960	49,151
TOTAL MONEY MARKET FUNDS (Cost $194,998)		194,998

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $2,267,277)	3,536,085
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(42,565)
NET ASSETS - 100.0%	3,493,520

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,742,000 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $211,000 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Acacia Research Corp.	2/16/12	882

Reddit, Inc. Series E	5/18/21	153

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	126,781	206,059	186,993	4,619	-	-	145,847	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	21,437	254,081	226,367	214	-	-	49,151	0.2%
Total	148,218	460,140	413,360	4,833	-	-	194,998

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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